Long Term Obligations (Details) - MTDC Notes - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jan. 06, 2014	Dec. 31, 2013
MTDC Notes Payable:
Face value			$ 1,250,000
Debt discount, net of accumulated amortization of $339,751 and 27,258 at December 31, 2014 and 2013, respectively			150,000
Notes payable, net of debt discount			$ 1,250,000
MTDC Notes [Member]
MTDC Notes Payable:
Face value	$ 5,200,000	$ 5,200,000		$ 5,200,000
Debt discount, net of accumulated amortization of $339,751 and 27,258 at December 31, 2014 and 2013, respectively	3,026,000	3,203,565		3,516,058
Notes payable, net of debt discount	$ 2,174,000	$ 1,996,435		$ 1,683,942